UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2018

Date of Reporting Period: 06/30/2018

Item 1. Schedule of Investments.

	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JUNE 30, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		------------
COMMON STOCKS -- 94.61%
	Consumer Discretionary - Durables &
	Apparel -- 2.37%
52,500	Mohawk Industries, Inc.	$ 11,249,175
75,000	Polaris Industries Inc.	9,163,500
		------------
		20,412,675
		------------

	Consumer Discretionary - Retailing -- 6.71%
90,000	Burlington Stores, Inc.	13,547,700
135,000	CarMax, Inc.	9,837,450
390,000	LKQ Corporation	12,441,000
40,000	O'Reilly Automotive, Inc.	10,942,800
47,000	Ulta Beauty, Inc.	10,972,620
		------------
		57,741,570
		------------

	Consumer Discretionary - Services -- 4.09%
200,000	Extended Stay America, Inc.	4,322,000
390,000	Service Corporation International	13,958,100
439,000	Wendy's Company (The)	7,542,020
160,000	Wyndham Hotels & Resorts, Inc.	9,412,800
		------------
		35,234,920
		------------

	Consumer Staples - Food & Staples
	Retailing -- 3.05%
105,906	PriceSmart, Inc.	9,584,493
440,000	US Foods Holding Corp.	16,640,800
		------------
		26,225,293
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 7.19%
57,500	Constellation Brands, Inc. - Class A	12,585,025
110,000	Dr Pepper Snapple Group, Inc.	13,420,000
290,000	Hormel Foods Corporation	10,790,900
215,000	Lamb Weston Holdings, Inc.	14,729,650
160,000	Pinnacle Foods Inc.	10,409,600
		------------
		61,935,175
		------------

	Financials - Banks -- 2.87%
605,000	Huntington Bancshares Incorporated	8,929,800
95,000	SunTrust Banks, Inc.	6,271,900
150,000	Webster Financial Corporation	9,555,000
		------------
		24,756,700
		------------

	Financials - Diversified -- 4.90%
46,500	Affiliated Managers Group, Inc.	6,913,155
110,000	Northern Trust Corporation	11,317,900
160,000	Raymond James Financial, Inc.	14,296,000
155,000	SEI Investments Company	9,690,600
		------------
		42,217,655
		------------

	Financials - Insurance -- 2.61%
90,000	Aon plc	12,345,300
66,917	Willis Towers Watson Public Limited Company	10,144,617
		------------
		22,489,917
		------------

	Health Care - Equipment & Services -- 6.71%

40,000	Cooper Companies, Inc. (The)	9,418,000
180,000	DENTSPLY SIRONA Inc.	7,878,600
110,000	LivaNova PLC	10,980,200
165,000	NuVasive, Inc.	8,599,800
120,000	ResMed Inc.	12,429,600
31,500	Teleflex Incorporated	8,448,615
		------------
		57,754,815
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 5.50%
47,500	Alexion Pharmaceuticals, Inc.	5,897,125
83,500	Celgene Corporation	6,631,570
100,920	IQVIA Holdings Inc.	10,073,834
19,735	Mettler-Toledo International Inc.	11,419,263
14,500	Regeneron Pharmaceuticals, Inc.	5,002,355
15,920	Thermo Fisher Scientific Inc.	3,297,669
29,500	Vertex Pharmaceuticals Incorporated	5,013,820
		------------
		47,335,636
		------------

	Industrials - Capital Goods -- 13.19%
160,000	A.O. Smith Corporation	9,464,000
127,500	AMETEK, Inc.	9,200,400
271,000	Fastenal Company	13,043,230
160,000	Fortive Corporation	12,337,600
205,000	Fortune Brands Home & Security, Inc.	11,006,450
80,000	Harris Corporation	11,563,200
70,000	IDEX Corporation	9,553,600
70,000	Nordson Corporation	8,988,700
85,000	Snap-on Incorporated	13,661,200
150,000	Westinghouse Air Brake Technologies
	Corporation	14,787,000
		------------
		113,605,380
		------------

	Industrials - Commercial & Professional
	Services -- 7.92%
293,443	IHS Markit Ltd.	15,138,724
180,000	KAR Auction Services, Inc.	9,864,000
135,000	Robert Half International Inc.	8,788,500
255,500	TransUnion	18,304,020
150,000	Verisk Analytics, Inc.	16,146,000
		------------
		68,241,244
		------------

	Industrials - Transportation -- 1.38%
155,000	Knight-Swift Transportation Holdings Inc.	5,922,550
40,000	Old Dominion Freight Line, Inc.	5,958,400
		------------
		11,880,950
		------------

	Information Technology - Hardware &
	Equipment -- 3.10%
140,000	CDW Corporation	11,310,600
75,000	Palo Alto Networks, Inc.	15,410,250
		------------
		26,720,850
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 4.12%
110,000	Cavium, Inc.	9,515,000
103,750	Microchip Technology Incorporated	9,436,063
80,000	Skyworks Solutions, Inc.	7,732,000
135,000	Xilinx, Inc.	8,810,100
		------------
		35,493,163
		------------

	Information Technology - Software &
	Services -- 12.65%
170,000	CDK Global, Inc.	11,058,500
145,000	Fidelity National Information Services, Inc.	15,374,350
208,748	Fiserv, Inc.	15,466,139
81,000	FleetCor Technologies, Inc.	17,062,650

117,500	Global Payments Inc.	13,100,075
7,000	MercadoLibre, Inc.	2,092,510
35,500	Red Hat, Inc.	4,770,135
48,000	ServiceNow, Inc.	8,278,560
68,000	Workday, Inc.	8,236,160
165,000	Worldpay, Inc. - Class A	13,493,700
		------------
		108,932,779
		------------

	Materials -- 3.45%
112,500	Albemarle Corporation	10,612,125
90,000	AptarGroup, Inc.	8,404,200
82,500	Vulcan Materials Company	10,647,450
		------------
		29,663,775
		------------

	Real Estate - 2.80%
290,000	CBRE Group, Inc.	13,844,600
175,000	CyrusOne Inc.	10,213,000
		------------
		24,057,600
		------------

	TOTAL COMMON STOCKS	814,700,097
	(cost $484,341,689)	------------

SHORT-TERM INVESTMENTS -- 5.04%
	U.S. Government Securities - 3.60%
6,000,000	U.S. Treasury Bill 07/12/2018, 1.746%	5,997,131
12,000,000	U.S. Treasury Bill 07/19/2018, 1.675%	11,990,646
13,000,000	U.S. Treasury Bill 07/26/2018, 1.703%	12,985,460
		------------
		30,973,237
		------------

	Money Market Fund - 1.44%
12,418,978	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class) 7-day Net
	Yield, 1.81%	12,418,978
		------------

	TOTAL SHORT-TERM INVESTMENTS
	(cost $43,392,215)	43,392,215
		------------

	TOTAL INVESTMENTS
	(cost $527,733,904) - 99.65%	858,092,312
		------------

	OTHER ASSETS, NET OF LIABILITIES - 0.35%	3,047,419
		------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$861,139,731
		------------
		------------
% of net assets.

As of June 30, 2018, investment cost for federal tax purposes was $527,902,922 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$335,488,436
Unrealized depreciation	(5,299,046)
------------
Net unrealized appreciation	$330,189,390
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$814,700,097
Money Market Fund	12,418,978
Level 2 -
U.S. Government Securities	30,973,237
Level 3 -
None	--
------------
Total	$858,092,312
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2018